Schedule of Payments for Interest and Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Interest	$ 40	$ 68	$ 63
Income taxes	$ 237	$ 257	$ 149